SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14:-SHAREHOLDERS' EQUITY

The ordinary shares of the Company are traded on the Nasdaq Global Select Market, under the symbol “CRNT”.

a.General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.Stock options plans:

1.In 2003, the Company adopted a share option plan which has been extended or replaced from time to time, including on September 6, 2010, December 2012 and August 2014. To date, the plan that is currently in effect is the Amended and Restated Share Option and RSU Plan as amended August 10, 2014 (the “Plan”). Under the Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire between six to ten years from the date of grant. The Plan expires in December 2022. The maximum number of shares which may be issued under Options granted pursuant to the Plan is twenty million (20,000,000). The Company needs to reserve, and the Board of Directors has reserved, sufficient authorized but unissued Shares for purposes of the Plan subject to adjustments as provided in the Plan. Since the last amendment in 2014, the Company has issued approximately 7,650,000 options under the Plan.

2.The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2021:

	Year ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,238,729	$3.52	3.17	$2,654
Granted	1,902,868	3.72
Exercised	(2,098,957)	2.25
Forfeited or expired	(856,194)	7.75

Outstanding at end of the year	5,186,446	$3.40	4.01	$534

Options exercisable at end of the year	2,342,399	$3.57	2.75	$370

Vested and expected to vest	4,664,666	$3.41	3.87	$508

F - 37

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14:-SHAREHOLDERS' EQUITY (Cont.)

The weighted average fair value of options granted during 2019, 2020 and 2021 was $1.39, $1.06 and $2.25, respectively.

The intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $626, $770 and $5,519, respectively.

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2021:

	Year ended December 31, 2021
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	309,986	$862
Granted	588,466
Vested	(129,380)
Forfeited	(69,393)

Unvested at end of the year	699,679	$1,805

Vested and expected to vest	493,881	$1,274

The weighted average fair value at grant date of RSUs granted during 2019, 2020 and 2021 was $2.79, $2.11 and $4.07, respectively.

As of December 31, 2021, the total unrecognized estimated compensation cost related to non-vested stock options and RSU`s granted prior to that date was $ 4,563, which is expected to be recognized over a weighted average period of approximately one year.

The following is a summary of the Company’s stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2021	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2021	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	699,679	-	0.00	-	-	0.00
0.01-2.00	154,389	1.17	1.45	141,239	0.92	1.42
2.01-4.00	4,460,682	4.39	3.05	1,760,845	3.35	2.78
4.01-6.00	281,375	3.31	4.41	150,315	1.80	4.57
6.01-8.00	15,000	0.75	6.21	15,000	0.75	6.21
8.01-10.00	275,000	0.40	9.00	275,000	0.40	9.00

	5,886,125			2,342,399

F - 38

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14:-SHAREHOLDERS' EQUITY (Cont.)

The total equity-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2019, 2020 and 2021, was comprised as follows:

	Year ended December 31,
	2019	2020	2021

Cost of revenues	$71	$110	$289
Research and development, net	366	243	236
Sales and marketing	708	545	700
General and administrative	908	764	1,337

Total share-based compensation expenses	$2,053	$1,662	$2,562

c.Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.